CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES
NOTE 6 – CONTINGENT LIABILITIES

On January 5, 2023, a putative securities class action complaint was filed in the U.S. against the Company and its Chief Executive Officer. The complaint claims that the Company made false and materially misleading statements and failed to disclose material adverse facts pertaining to its financial position with regard to the development of motixafortide and that the Company would require a loan and a securities offering to commercialize motixafortide. The complaint asserted a putative class period of February 23, 2021 to September 19, 2022, inclusive, and seeked certification as a class action and an unspecified amount of damages. On July 5, 2023, an amended complaint was filed, alleging the same claims and adding the Company’s Chief Financial Officer. On September 5, 2023, the Company, its Chief Executive Officer and its Chief Financial Officer filed a motion to dismiss the amended complaint in its entirety and, on July 15, 2024, the court granted the order to dismiss without prejudice. The Company also received, on February 5, 2023, a substantially similar lawsuit and motion to approve the lawsuit as a class action in the Tel Aviv District Court. The total amount claimed in Tel Aviv, if the lawsuit is certified as a class action, is approximately NIS 113.5 million (approximately $32 million). The outcome of the legal proceeding in the Tel Aviv District Court is uncertain at this point, although the Company anticipates it will likely be dismissed following dismissal of the U.S. claim. Notwithstanding, the Company believes that it is without merit and intends to vigorously defend itself against such action.

On June 16, 2024, Biokine Therapeutics Ltd. (“Biokine”), filed a complaint with the District Court of Jerusalem against the Company. The complaint alleges breach of contract and a purported failure to make certain payments to Biokine under the Company’s in-licensing agreement with Biokine for motixafortide. The lawsuit seeks compensatory damages in the amount of approximately $6.5 million and a declaratory judgment in favor of Biokine. The Company believes the claim is without merit and intends to vigorously defend itself against such action.